Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 52,594,357	$ 23,963,861	$ 14,279,797
Accounts receivable, net	11,590,670	11,926,835	16,049,453
Inventories	341,549	402,050	203,778
Due from related parties		76,619	71,884
Prepaid expenses and other current assets	28,265	228,443	283,269
TOTAL CURRENT ASSETS	64,554,841	36,597,808	30,888,181
Property, plant and equipment, net	45,350	9,491,195	9,867,584
Intangible assets, net		974,696	989,052
TOTAL ASSETS	64,600,191	47,063,699	41,744,817
CURRENT LIABILITIES
Accounts payable	770,649	891,848	795,480
Short-term bank loans			430,923
Due to related parties		529,060	5,000,803
Income tax payable	1,822,258	107,137	642,967
Accrued expenses and other current liabilities	543,467	503,455	2,340,858
Deferred grants		245,211	229,826
TOTAL CURRENT LIABILITIES	3,136,374	2,276,711	9,440,857
Deferred grants-non current		433,206	635,851
TOTAL LIABILITIES	3,136,374	2,709,917	10,076,708
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 300,000,000 shares authorized, 31,500,693 and 28,000,000 issued and outstanding as of December 31, 2020 and 2019, respectively*	31,812	31,501	28,000
Additional paid in capital	4,221,727	1,072,932	14,034
Statutory reserve	3,062,159	3,062,159	2,003,569
Retained earnings	52,552,950	39,229,282	31,357,494
Accumulated other comprehensive income (loss)	1,595,169	957,908	(1,734,988)
TOTAL STOCKHOLDERS’ EQUITY	61,463,817	44,353,782	31,668,109	[1]
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 64,600,191	$ 47,063,699	$ 41,744,817

[1]	Retrospectively restated for effect of recapitalization, see Note 1